INTANGIBLE ASSETS—NET - Expected Amortization (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
2026	$ 42,692
2027	39,820
2028	36,001
2029	36,001
2030	34,864
Thereafter	237,720
Net Carrying Amount	$ 427,098	$ 526,438